SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, Equipment, and Software (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
General and administrative expenses	$ 25,263	$ 306,845	$ 62,061		$ 487,402	$ 48,885
Proceeds from sale of property plant and equipment					2,202,000
Loss on disposal of property and equipment		$ (593,449)		$ (593,449)	(848,927)
Capital assets
Property and equipment, net	$ 97,862		$ 97,862		62,313	72,593
Software					278,405	56,450
Accumulated amortization					(216,092)	(53,617)
Software, net					62,313	2,833
Computer equipment
Capital assets
Property and equipment, gross					57,810	57,004
Furniture and fixtures
Capital assets
Property and equipment, gross					207,140	70,108
Leasehold improvements
Capital assets
Property and equipment, gross					69,274	40,351
Property and equipment
Capital assets
Property and equipment, gross					334,224	167,463
Accumulated depreciation					$ (334,224)	(97,703)
Property and equipment, net						$ 69,760
Property and equipment | Minimum
Property, Plant and Equipment [Line Items]
Lease life or expected life			3 years		3 years
Property and equipment | Maximum
Property, Plant and Equipment [Line Items]
Lease life or expected life					10 years
Software
Property, Plant and Equipment [Line Items]
Lease life or expected life			3 years		3 years